Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivative Instruments in Consolidated Balance Sheets
The fair values of derivative instruments in the Consolidated Balance Sheets as of December 31, 2012 and 2011 are as follows (in thousands):

Derivative designated as hedging instrument under ASC 815	Balance Sheet Classification	2012	2011
Interest rate contracts	Other long-term assets	$69	$—
Interest rate contracts	Other liabilities	(362)	(310)
Interest rate contracts	Other long-term liabilities	(55)	(298)
		$(348)	$(608)

Schedule of Effect of Derivative Instruments On Consolidated Statements of Operations and Comprehensive Income
The following tables reflect the effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative
	2012	2011	2010
Interest rate contracts	$(21)	$(380)	$—

	Location of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income
		2012	2011	2010
Interest rate contracts	Interest expense	$369	$310	$—